CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Share Capital [Member]	Warrants [Member]	Equity Reserve[Member]	Restricted Stock Units [Member]	Share to be Issued [Member]	Convertible Debentures Reserve [Member]	Deficit [Member]	Total
Beginning balance at Mar. 31, 2024	$ 86,105,945	$ 0	$ 10,216,329	$ 0	$ 472,500	$ 0	$ (76,621,563)	$ 20,173,211
Beginning balance (shares) at Mar. 31, 2024	100,819,577
Issuance of units	$ 2,980,213	89,737						3,069,950
Issuance of units (shares)	2,361,500
Unit issue costs	$ (73,624)							(73,624)
Stock options exercised	$ 607,500		(375,000)					$ 232,500
Stock options exercised (shares)	1,312,751							1,312,751
Shares purchased for cancellation	$ (142,866)							$ (142,866)
Shares purchased for cancellation (shares)	(102,900)							102,900
Stock options expired			(2,808,100)				2,808,100	$ 0
Recognition of share-based compensation			1,529,934					1,529,934
Net loss and comprehensive loss for the year							(10,039,658)	(10,039,658)
Ending balance at Mar. 31, 2025	$ 89,477,168	89,737	8,563,163	0	472,500	0	(83,853,121)	14,749,447
Ending balance (shares) at Mar. 31, 2025	104,390,928
Issuance of convertible debentures						439,331		439,331
Issuance of shares	$ 702,838							702,838
Issuance of shares (shares)	650,798
Issuance of units	$ 1,966,488	512,739						2,479,227
Issuance of units (shares)	2,338,893
Unit issue costs	$ (77,470)	(20,200)						(97,670)
Broker warrants	(18,007)	(4,695)	22,702					0
Restricted stock units expired								0
Stock options exercised	$ 255,047		(214,252)					$ 40,795
Stock options exercised (shares)	411,383							411,383
Shares purchased for cancellation (shares)								0
Stock options expired			(2,397,721)				2,397,721	$ 0
Recognition of share-based compensation			786,963	469,171				1,256,134
Net loss and comprehensive loss for the year							(9,767,958)	(9,767,958)
Ending balance at Mar. 31, 2026	$ 92,306,064	$ 577,581	$ 6,760,855	$ 469,171	$ 472,500	$ 439,331	$ (91,223,358)	$ 9,802,144
Ending balance (shares) at Mar. 31, 2026	107,792,002